EXHIBIT 99.1

John Deere Owner Trust 2009

Statement to Noteholders

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96000%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59000%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96000%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:		17-Aug-09

(1) Before giving effect to distributions on this Payment Date:

(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$192,649,740.29
	(ii) A-1 Note Pool Factor:	0.8246992

(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$24,944,400.26
	per $1,000 original principal amount:	$106.78

(b)	Class A-2 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Total:	$24,944,400.26

(3) (a) Amount of interest being paid on Notes:

(i)	Class A-1 Notes:	$199,826.75
	per $1,000 original principal amount:	$0.86

(ii)	Class A-2 Notes:	$81,666.67
	per $1,000 original principal amount:	$1.63

(iii)	Class A-3 Notes:	$666,925.00
	per $1,000 original principal amount:	$2.16

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	(iv) Class A-4 Notes:	$269,643.00
	per $1,000 original principal amount:	$3.30

	(v) Total:	$1,218,061.42

(4) (a) Pool Balance (excluding accrued interest):
	(i) at beginning of related Collection Period:	$693,822,272.05
	(ii) at end of related Collection Period:	$665,981,048.68

(b) Note Value:
	(i) at beginning of related Collection Period:	$661,452,958.29
	(ii) at end of related Collection Period:	$636,508,558.03

(c) Pool Face Amount:
	(i) at beginning of related Collection Period:	$756,009,882.95
	(ii) at end of related Collection Period:	$725,787,082.70

(5) After giving effect to distributions on this Payment Date:

	(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$167,705,340.03
	(ii) A-1 Note Pool Factor:	0.7179167

	(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

	(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

	(e) (i) Certificate Balance	$28,093,218.00
	(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:		$578,185.23
	per $1,000 original principal amount:	$0.82
	(a) Amount of Servicing Fee earned:	$578,185.23
	(b) Amount of Servicing Fee paid:	$1,200,474.04
	(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:		$100.00

(8) Aggregate Purchase Amounts for Collection Period:		$0.00

(9)	(i) Amount in Reserve Account:	$16,857,678.00
	(ii) Specified Reserve Account Balance:	$16,857,678.00

(10)	(i) Face Amount of Receivables 60 days or more past due:	$6,329,418.00
	(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.95%

(11)	(i) Aggregate amount of net losses for the collection period:	$16,256.05
	(ii) Cumulative amount of net losses:	$16,256.05
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

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